SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Sep. 30, 2024
SIGNIFICANT ACCOUNTING POLICIES
Schedule of Property and Equipment Net
Useful Lives
Buildings	20 years
Furniture, fixture and electronic equipment	3-10 years

Schedule of Estimated Useful Lives of Intangible Assets
Useful life
Proprietary technology	5 years

Schedule of Our Sales from Our Product Lines
	For the six months ended September 30,
	2024	2023
Internet information and advertising	$68,454	$-
Revenue	$68,454	$-

Schedule of Foreign Currency Translation
	September 30, 2024	March 31, 2024	September 30, 2023
Period-end spot rate	US$1=RMB 7.0074	US$1=RMB 7.0950	US$1=RMB 7.1798
Average rate	US$1=RMB 7.0994	US$1=RMB 7.1157	US$1=RMB 7.1206